Business Restructuring and Cost Reduction Actions (Narrative) (Details) $ / shares in Units, $ in Millions	3 Months Ended																	12 Months Ended
	Sep. 30, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($)	[1]	Dec. 31, 2015 USD ($)	[1]	Sep. 30, 2015 USD ($)	[1]	Jun. 30, 2015 USD ($)	[1]	Mar. 31, 2015 USD ($)	[1]	Dec. 31, 2014 USD ($)	[1]	Sep. 30, 2014 USD ($) Employees $ / shares	Sep. 30, 2016 USD ($) Employees $ / shares		Sep. 30, 2015 USD ($) Employees $ / shares		Sep. 30, 2014 USD ($)
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions	$ 10.6		$ 13.2		$ 10.7		$ 0.0		$ 53.3		$ 49.6		$ 52.9		$ 24.3			$ 34.5	[1]	$ 180.1	[1]	$ 11.1
Cost Reduction Actions 2016 [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																		34.5
Business restructuring and cost reduction actions, after-tax																		$ 24.7
Business restructuring and cost reduction actions, per share | $ / shares																		$ 0.11
Number of positions eliminated | Employees																		610
Cost Reduction Actions 2016 [Member] | Severance And Other Benefits [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																		$ 34.5
Business Realignment and Reorganization 2015 [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																	$ 11.1			180.1		11.1
Business restructuring and cost reduction actions, after-tax																	$ 7.2			$ 132.9
Business restructuring and cost reduction actions, per share | $ / shares																	$ 0.03			$ 0.61
Number of positions eliminated | Employees																	40			1,700
Business Realignment and Reorganization 2015 [Member] | Industrial Gases Americas [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																				$ 31.7		2.9
Business Realignment and Reorganization 2015 [Member] | Industrial Gases EMEA [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																				52.2		3.1
Business Realignment and Reorganization 2015 [Member] | Industrial Gases Asia [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																				10.3		1.5
Business Realignment and Reorganization 2015 [Member] | Industrial Gases Global [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																				37.0		1.5
Business Realignment and Reorganization 2015 [Member] | Corporate and Other [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																				48.9		2.1
Business Realignment and Reorganization 2015 [Member] | Asset Actions [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																				48.6		0.0
Business Realignment and Reorganization 2015 [Member] | Severance And Other Benefits [Member]
Restructuring and Related Cost [Abstract]
Business restructuring and cost reduction actions																				$ 131.5		$ 11.1

[1]	For additional information, see Note 5, Business Restructuring and Cost Reduction Actions.